SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash and cash equivalents	$ 14,319,234	$ 10,467,357
Restricted cash	659,779	2,140,016
Accounts receivable, net	815,325	1,733,306
Bank acceptance receivable	2,585,886	11,722,096
Inventories, net	8,879,486	12,495,831
Advances to suppliers, net	1,215,105	1,380,925
Other current assets	1,559,174	425,622
TOTAL CURRENT ASSETS	30,033,989	40,365,153
Property and equipment, net	10,184,029	9,119,502
Intangible assets, net	1,726,928	1,927,933
Long term investment	617,570	639,466
Right of use assets-lease	86,584	118,154
Deferred tax assets	212,876	427,120
TOTAL ASSETS	64,526,617	75,353,263
Current liabilities:
Bank loans	140,578
Accounts payable	5,289,481	6,643,691
Advance from customers	556,418	2,467,296
Advance from customers - related parties	0	17,318
Bank notes payable	1,531,649	7,867,018
Deferred government grants - current	121,542	351,567
Taxes payable	815,811	305,305
Operating lease liabilities, current	23,859	55,847
Accrued expenses and other payables	701,263	466,838
TOTAL CURRENT LIABILITIES	9,180,601	18,174,880
Operating lease liabilities, long term	72,537	106,180
Deferred government grants - noncurrent	309,943	403,745
TOTAL LIABILITIES	9,563,081	18,684,805
Total revenues	64,855,025	57,099,884	$ 50,033,200
Income from operations	1,560,559	3,363,277	5,805,349
Net income attributable to ordinary shareholders	1,076,693	3,152,868	5,063,710
Net cash provided by operating activities	12,654,188	345,034	5,076,014
Net cash used in investing activities	(3,258,953)	(24,200,032)	(375,592)
Net cash provided by (used in) financing activities	(5,937,529)	23,993,338	2,140,503
Effect of exchange rate on cash	(1,086,067)	601,903	431,765
Net increase in cash and cash equivalents	2,371,640	740,243	7,272,690
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	10,027,168	4,161,582
Restricted cash	659,779	2,140,016
Accounts receivable, net	815,022	1,733,306
Bank acceptance receivable	2,585,886	11,722,096
Inventories, net	8,879,486	12,495,831
Advances to suppliers, net	1,214,951	1,380,757
Other current assets	1,493,304	423,331
TOTAL CURRENT ASSETS	25,675,596	34,056,919
Property and equipment, net	9,361,862	9,041,995
Intangible assets, net	1,726,928	1,927,933
Long term investment	617,570	639,466
Other long-term assets	172,911	188,913
Right of use assets-lease	86,584	118,154
Deferred tax assets	212,876	427,172
TOTAL ASSETS	37,854,327	46,400,552
Current liabilities:
Bank loans	140,578
Accounts payable	5,266,571	6,642,625
Advance from customers	556,418	2,467,296
Advance from customers - related parties		17,318
Bank notes payable	1,531,649	7,867,018
Deferred government grants - current	121,542	351,567
Taxes payable	825,301	371,325
Operating lease liabilities, current	23,859	55,847
Accrued expenses and other payables	701,263	466,188
TOTAL CURRENT LIABILITIES	9,167,181	18,239,184
Operating lease liabilities, long term	72,537	106,180
Deferred government grants - noncurrent	309,943	403,745
TOTAL LIABILITIES	9,549,661	18,749,109
Total revenues	64,468,807	57,049,381	46,731,913
Income from operations	2,502,014	2,370,647	4,840,614
Net income attributable to ordinary shareholders	2,752,212	2,857,492	4,936,357
Net cash provided by operating activities	12,901,270	2,122,539	4,131,468
Net cash used in investing activities	(1,153,972)	(1,781,618)	(5,648,762)
Net cash provided by (used in) financing activities	(5,937,529)	123,697	2,140,503
Effect of exchange rate on cash	(1,018,698)	343,759	275,566
Net increase in cash and cash equivalents	$ 4,791,071	$ 808,377	$ 898,775